FINANCIAL ASSETS AT AMORTIZED COST (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets at amortized cost

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Corporate bonds	$172,092.0	$231,374.0
Government bonds/Agency bonds	4,379.5	4,213.5
Commercial paper	14,221.7	-
Less: Allowance for impairment loss	(125.4)	(134.2)

	$190,567.8	$235,453.3

Current	$101,971.3	$124,945.5
Noncurrent	88,596.5	110,507.8

	$190,567.8	$235,453.3